Stock-Based Compensation - Schedule of Stock Option Activity (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Payment Arrangement [Abstract]
Number of Option, Outstanding beginning	6,240,000
Number of Option, Exercisable beginning	3,120,000
Number of Option, Granted	705,000	6,240,000
Number of Option, Exercised
Number of Option, Outstanding ending	6,945,000	6,240,000
Number of Option, Exercisable ending	3,120,000	3,120,000
Weighted Average Exercise Price, Outstanding beginning	$ 1.17
Weighted Average Exercise Price, Exercisable beginning	0.33
Weighted Average Exercise Price, Granted	2.00	1.17
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Outstanding ending	1.25	1.17
Weighted Average Exercise Price, Exercisable ending	$ 0.33	$ 0.33
Weighted Average Remaining Contractual Life in Years, Outstanding beginning	9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Exercisable beginning	9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Outstanding ending	9 years 7 months 21 days	9 years 10 months 10 days
Weighted Average Remaining Contractual Life in Years, Exercisable ending	9 years 7 months 13 days	9 years 10 months 10 days
Aggregate Intrinsic value, Outstanding ending	$ 5,210,400
Aggregate Intrinsic value, Exercisable ending	$ 5,210,400	$ 5,210,400